Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued bonus	$ 6,207	$ 3,349
Accrued payroll and benefits	2,908	1,524
Accrued taxes	593	332
Accrued fabrication costs	2,479	2,321
Share appreciation rights	0	706
Accrued transaction costs	2,340	335
Other accrued expenses	1,594	1,828
Total accrued expenses	$ 16,121	10,395	$ 6,852
Rockley Photonics Holdings Limited [Member]
Accrued bonus		3,349	2,501
Accrued payroll and benefits		1,524	602
Accrued taxes		332	75
Accrued fabrication costs		2,321	1,884
Share appreciation rights		706	435
Other accrued expenses		2,163	1,355
Total accrued expenses		$ 10,395	$ 6,852